UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21582
Madison/Claymore Covered Call & Equity Strategy Fund
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson Madison/Claymore Covered Call & Equity Strategy Fund 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  630-505-3700

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 – March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.
Attached hereto.

MCN Madison/Claymore Covered Call & Equity Strategy Fund
Portfolio of Investments
March 31, 2011 (unaudited)

	Number
	of Shares	Description	Value
		Long-Term Investments - 80.7%
		Common Stocks (a) - 76.8%
		Consumer Discretionary - 13.1%
	154,000	American Eagle Outfitters, Inc.	$ 2,447,060
	120,000	Best Buy Co., Inc.	3,446,400
	10,000	Garmin, Ltd. (Switzerland)	338,600
	136,200	Home Depot, Inc.	5,047,572
	197,900	Lowe's Cos., Inc.	5,230,497
	190,000	Staples, Inc.	3,689,800
	90,000	Target Corp.	4,500,900
			24,700,829

		Energy - 6.3%
	11,500	Apache Corp.	1,505,580
	25,000	EOG Resources, Inc.	2,962,750
	40,000	Noble Corp. (Switzerland)	1,824,800
	32,000	Schlumberger, Ltd. (Netherlands Antilles)	2,984,320
	60,000	Southwestern Energy Co.(b)	2,578,200
			11,855,650

		Financials - 14.7%
	120,000	American Express Co.	5,424,000
	300,000	Bank of America Corp.	3,999,000
	38,000	Goldman Sachs Group, Inc.	6,021,860
	180,000	Morgan Stanley	4,917,600
	70,000	State Street Corp.	3,145,800
	130,000	Wells Fargo & Co.	4,121,000
			27,629,260

		Health Care - 18.4%
	70,000	Biogen Idec, Inc.(b)	5,137,300
	100,000	Celgene Corp.(b)	5,753,000
	30,000	Community Health Systems, Inc.(b)	1,199,700
	130,000	Gilead Sciences, Inc.(b)	5,517,200
	170,000	Mylan, Inc.(b)	3,853,900
	100,000	Teva Pharmaceutical Industries, Ltd., ADR (Israel)	5,017,000
	100,900	UnitedHealth Group, Inc.	4,560,680
	58,037	Zimmer Holdings, Inc.(b)	3,512,980
			34,551,760

		Information Technology - 22.5%
	90,000	Adobe Systems, Inc.(b)	2,984,400
	100,000	Applied Materials, Inc.	1,562,000
	300,000	Cisco Systems, Inc.	5,145,000
	160,000	eBay, Inc.(b)	4,966,400
	71,300	EMC Corp.(b)	1,893,015
	540,300	Flextronics International, Ltd. (Singapore)(b)	4,036,041
	10,000	Google, Inc., Class A(b)	5,862,100
	170,000	Microsoft Corp.	4,311,200
	220,000	Symantec Corp.(b)	4,078,800
	75,000	Visa, Inc., Class A	5,521,500
	124,000	Yahoo!, Inc.(b)	2,064,600
			42,425,056
		Materials - 1.8%
	60,000	Freeport-McMoRan Copper & Gold, Inc.	3,333,000

		Total Common Stocks - 76.8%
		(Cost $146,932,132)	144,495,555

		Exchange Traded Funds (a) - 2.3%
	75,000	Powershares QQQ Trust Series 1	4,307,250
		(Cost $4,079,551)

		Exchange Traded Notes (a) - 1.6%
	100,000	iPATH S&P 500 VIX Short-Term Futures ETN(b)	$2,936,000
		(Cost $3,822,910)

		Total Long-Term Investments - 80.7%
		(Cost $154,834,593)	151,738,805

		Short-Term Investments - 24.6%
		Money Market Fund- 21.9%
	41,232,491	AIM Liquid Assets Money Market Fund	41,232,491
		(Cost $41,232,491)

	Principal
	Amount	Description	Value
		US Treasury Securities - 2.7%
	$5,000,000	U.S. Treasury Note, 1.75%, 11/15/2011	$5,048,440
		(Cost $5,049,042)

		Total Short-Term Investments - 24.6%
		(Cost $46,281,533)	46,280,931

		Total Investments - 105.3%
		(Cost $201,116,126)	198,019,736
		Liabilities in excess of Other Assets - (0.1%)	(156,843)
		Total value of Options Written - (5.2%) (Premiums received $7,101,140)	(9,817,835)
		Net Assets - 100.0%	$ 188,045,058

(a)	All or a portion of these securities position represent cover (directly or through conversion rights) for outstanding options written.

(b)	Non-income producing security.

Contracts
(100 shares per contract)	Call Options Written (b)	Expiration Month	Exercise Price	Value

300	Adobe Systems, Inc.	April 2011	$ 30.00	$ (98,250)

300	Adobe Systems, Inc.	July 2011	34.00	(54,600)

300	Adobe Systems, Inc.	July 2011	36.00	(32,400)

500	American Eagle Outfitters, Inc.	May 2011	16.50	(31,250)

200	American Eagle Outfitters, Inc.	August 2011	17.00	(19,000)

400	American Eagle Outfitters, Inc.	November 2011	17.00	(52,000)

300	American Express Co.	April 2011	44.00	(47,100)

400	American Express Co.	July 2011	44.00	(121,000)

500	American Express Co.	July 2011	47.50	(65,500)

115	Apache Corp.	April 2011	95.00	(412,563)

600	Applied Materials, Inc.	July 2011	16.00	(47,100)

400	Applied Materials, Inc.	July 2011	14.00	(80,800)

1,000	Bank of America Corp.	April 2011	14.00	(11,500)

1,000	Bank of America Corp.	August 2011	15.00	(41,500)

479	Biogen Idec, Inc.	April 2011	60.00	(644,255)

200	Celgene Corp.	April 2011	57.50	(20,300)

350	Celgene Corp.	April 2011	60.00	(8,050)

200	Celgene Corp.	July 2011	57.50	(66,000)

1,000	Cisco Systems, Inc.	October 2011	18.00	(96,500)

200	Community Health Systems, Inc.	June 2011	34.00	(138,000)

100	Community Health Systems, Inc.	September 2011	40.00	(36,000)

300	eBay, Inc.	April 2011	31.00	(22,800)

900	eBay, Inc.	July 2011	31.00	(196,650)

400	eBay, Inc.	July 2011	32.00	(67,600)

500	EMC Corp.	April 2011	21.00	(281,250)

213	EMC Corp.	April 2011	23.00	(76,148)

250	EOG Resources, Inc.	April 2011	95.00	(597,500)

500	Flextronics International, Ltd.	July 2011	8.00	(15,500)

600	Freeport-McMoRan Copper & Gold, Inc.	May 2011	47.00	(543,000)

100	Garmin, Ltd.	April 2011	32.00	(20,300)

300	Gilead Sciences, Inc.	May 2011	37.00	(178,500)

300	Gilead Sciences, Inc.	May 2011	40.00	(98,250)

300	Gilead Sciences, Inc.	August 2011	39.00	(147,750)

400	Gilead Sciences, Inc.	August 2011	41.00	(145,000)

200	Goldman Sachs Group, Inc.	July 2011	170.00	(66,000)

287	Home Depot, Inc.	November 2011	36.00	(90,405)

300	Home Depot, Inc.	August 2011	38.00	(45,450)

375	Home Depot, Inc.	May 2011	31.00	(231,562)

400	Home Depot, Inc.	May 2011	35.00	(103,400)

500	iPATH S&P 500 VIX Short-Term Futures ETN	May 2011	35.00	(66,750)

500	iPATH S&P 500 VIX Short-Term Futures ETN	June 2011	32.00	(136,000)

200	Lowe's Cos., Inc.	April 2011	22.00	(89,000)

600	Lowe's Cos., Inc.	July 2011	23.00	(228,000)

200	Lowe's Cos., Inc.	July 2011	25.00	(45,700)

700	Lowe's Cos., Inc.	July 2011	26.00	(116,550)

500	Microsoft Corp.	January 2012	27.50	(60,750)

400	Morgan Stanley	April 2011	28.00	(11,600)

400	Morgan Stanley	July 2011	26.00	(95,000)

500	Morgan Stanley	July 2011	28.00	(62,750)

500	Morgan Stanley	July 2011	30.00	(27,750)

300	Mylan, Inc.	July 2011	20.00	(93,750)

300	Mylan, Inc.	April 2011	21.00	(51,750)

700	Mylan, Inc.	July 2011	21.00	(165,550)

400	Mylan, Inc.	Aprl 2011	20.00	(107,800)

400	Noble Corp.	June 2011	36.00	(407,000)

400	Powershares QQQ Trust Series 1	April 2011	55.00	(106,000)

50	Powershares QQQ Trust Series 1	May 2011	57.00	(8,950)

300	Powershares QQQ Trust Series 1	June 2011	57.00	(67,800)

320	Schlumberger, Ltd.	May 2011	80.00	(446,400)

600	Southwestern Energy Co.	June 2011	39.00	(304,500)

500	State Street Corp.	May 2011	45.00	(83,500)

200	State Street Corp.	May 2011	47.00	(16,200)

600	Symantec Corp.	April 2011	16.00	(144,900)

499	Symantec Corp.	April 2011	18.00	(36,427)

400	Symantec Corp.	July 2011	18.00	(59,800)

400	Symantec Corp.	July 2011	19.00	(39,800)

300	Symantec Corp.	January 2012	20.00	(42,900)

300	Teva Pharmaceutical Industries, Ltd.	June 2011	52.50	(32,550)

500	UnitedHealth Group, Inc.	June 2011	37.00	(423,750)

509	UnitedHealth Group, Inc.	June 2011	43.00	(173,060)

450	Visa, Inc.	June 2011	72.50	(192,375)

300	Visa, Inc.	June 2011	75.00	(90,600)

700	Wells Fargo & Co.	April 2011	29.00	(194,950)

500	Wells Fargo & Co.	July 2011	30.00	(140,000)

100	Wells Fargo & Co.	October 2011	32.00	(24,900)

440	Yahoo!, Inc.	April 2011	17.00	(13,640)

400	Yahoo!, Inc.	July 2011	18.00	(33,400)

400	Yahoo!, Inc.	January 2012	17.50	(73,600)

300	Zimmer Holdings, Inc.	June 2011	60.00	(93,000)

280	Zimmer Holdings, Inc.	June 2011	65.00	(29,400)

	Total Value of Call Options Written
	(Premiums received $6,980,143)			(9,688,835)

	Put Options Written
1,000	Cisco Systems, Inc.	October 2011	17.00	(129,000)
	Total Value of Put Options Written
	(Premiums received $120,997)

	Total Options Written
	(Premiums received $7,101,140)			$ (9,817,835)

(b)	Non-income producing security.

Country Allocation**
United States	92.8%
Israel	2.5%
Singapore	2.1%
Netherlands Antilles	1.5%
Switzerland	1.1%

**	Based on Total Investments (which does not take into consideration the Value of Options Written). Subject to change daily.

See previously submitted notes to financial statements for the year ended December 31, 2010.

At March 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 201,630,651	$ 10,042,998	$(13,653,913)	$ (3,610,915)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after
December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the
Board of Trustees. The Fund did not have any Level 3 securities at March 31, 2011.

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of
March 31, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$144,496	$-	$-	$144,496
Exchange-Traded Funds	4,307			4,307
Exchange-Traded Notes	2,936			2,936
Money Market Fund	41,233	-	-	41,233
U.S Government	-	5,048	-	5,048
Total	$192,972	$5,048	$-	$198,020

Liabilities:
Written Options	9,818	-	-	9,818
Total	$9,818	$-	$-	$9,818

There were no transfers between levels.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison/Claymore Covered Call & Equity Strategy Fund

By:       /s/ Kevin M. Robinson
 Kevin M. Robinson
 Chief Executive Officer and Chief Legal Officer

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Kevin M. Robinson
     Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date: May 27, 2011

By:       /s/ John Sullivan
     John Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date: May 27, 2011